PROVISIONS AND CONTINGENCIES - Current and non-current (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total provisions
Total other provisions	$ 48.5	$ 44.7
Current portion	28.5	25.4	$ 69.3
Non-current portion (included in "Other Liabilities")	20.0
Contingencies, legal disputes and other
Total provisions
Total other provisions	41.5	38.8
Current portion	23.7
Non-current portion (included in "Other Liabilities")	17.8
Restructuring of operations
Total provisions
Total other provisions	7.0	$ 5.9
Current portion	4.8
Non-current portion (included in "Other Liabilities")	$ 2.2